Other receivables and prepayments (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Receivables and Prepayments
Other receivables and prepayments as of December 31, 2017 and 2016 consisted of the following:

	December 31,
	2017	2016

Advance to an unrelated third party	$-	$6,457
Other receivables	26	-
Other prepayments	2	2
Other receivables and prepayments	$28	$6,459